Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	21,504,901
Proposed Maximum Offering Price per Unit	3.64
Maximum Aggregate Offering Price	$ 78,277,839.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,810.17
Offering Note	Consists of 21,504,901 shares acquired by the selling stockholders pursuant to that certain amended and restated stock purchase agreement, dated as of October 31, 2025 (as amended, the “Stock Purchase Agreement”), between the Company and selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction.

The proposed maximum offering price per unit and the maximum aggregate offering price are estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the $3.81 (high) and $3.40 (low) sales price of the registrant’s common stock as reported on the New York Stock Exchange on November 13, 2025, which date is within five business days prior to the filing of this registration statement.